Governmental Loans - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Mar. 29, 2019	Nov. 30, 2018	Mar. 31, 2023	Mar. 31, 2022	Sep. 20, 2021
Statement [Line Items]
Non current portion of governmental loans			$ 110.4	$ 85.2
Repayment of government loans			(10.0)	(0.8)
Nonrevolving Construction Credit Facility [Member]
Statement [Line Items]
Credit Facility			0.0
Federal AMF Loan [Member]
Statement [Line Items]
Eligible interest free loan		$ 60.0	$ 60.0	$ 60.0
Borrowings maturity date		March 1, 2028	March 1, 2028	March 1, 2028
Borrowings maturity start date		Apr. 01, 2022
Income from government grants			$ 11.5	$ 16.0
Governmental loans			37.9	43.4
Non current portion of governmental loans			27.9	33.4
Repayment of government loans			10.0	0.8
MENDM Loan [Member]
Statement [Line Items]
Eligible interest free loan		$ 60.0	$ 60.0	$ 60.0
Borrowings maturity date		November 30, 2028	November 30, 2028	November 30, 2028
Borrowings maturity start date		Dec. 31, 2024
Income from government grants			$ 14.5	$ 18.0
Non current portion of governmental loans			45.4	41.9
Borrowings interest rate		2.50%
Federal SIF Agreement Loan [Member]
Statement [Line Items]
Eligible interest free loan			$ 15.0	$ 15.0
Borrowings maturity date	April 30, 2031		April 30, 2031	April 30, 2031
Borrowings maturity start date	Apr. 30, 2024
Income from government grants			$ 15.0	$ 15.0
Non current portion of governmental loans			9.7	8.8
Aggregate loan and grant eligible amount	$ 30.0
Government grant	15.0
Interest free loan amount	$ 15.0
Additional eligible interest free loan			15.0	15.0
Additional income from government grants			$ 5.3	$ 6.2
Federal SIF Agreement Loan Due January One Two Thousand And Thirty [Member]
Statement [Line Items]
Borrowings maturity date			January 1, 2030	January 1, 2030
Non current portion of governmental loans			$ 27.4	$ 1.1
Federal SIF Agreement Loan Due January One Two Thousand And Thirty [Member] | Algoma Steel Parent SCA [Member]
Statement [Line Items]
Eligible interest free loan			63.3	2.2
Income from government grants			37.0	1.1
Non current portion of governmental loans			27.4	$ 1.1
Aggregate loan and grant eligible amount					$ 200.0
Canada Infrastructure Bank [Member]
Statement [Line Items]
Borrowings					$ 220.0
Financial commitment Decrease			194.9
Total repurchase value			25.1
Canada Infrastructure Bank [Member] | Substantial Issuer Bid [Member]
Statement [Line Items]
Total repurchase value			$ 400.0